Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
Property and equipment, net consisted of the following:

	December 31, 2016	December 31, 2015
	(in millions)
Land	$501	$531
Buildings and leasehold improvements	413	239
Equipment	427	585
Construction in progress	127	11
Total property and equipment	1,468	1,366
Less: accumulated depreciation	280	110
Property and equipment, net	$1,188	$1,256